CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (1,519)	$ 745	$ 227
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	951	962	1,176
Amortization expense - convertible note and loans	212	576	517
Share-based compensation for employees		31	62
Severance pay, net	1	85	(25)
Decrease (increase) in trade receivables, net	2,532	(4,777)	(1,241)
increase in other accounts receivable and prepaid expenses	(417)	(395)	(30)
Decrease (increase) in costs and estimated earnings in excess of billings, net	1,224	(1,659)	651
Increase in inventories	(2,069)	(501)	(1,315)
Increase (decrease) in trade payables	(697)	493	(170)
Increase (decrease) in other accounts payable and accrued expenses	(1,972)	2,576	267
Net cash provided by (used in) operating activities	(1,754)	(1,864)	119
Cash flows from investing activities:
Cash paid in conjunction with the acquisition of certain assets and liabilities of Vectop (earn-out)			(93)
Purchase of property, plant and equipment	(218)	(603)	(261)
Increase (decrease) in deposits	17	(11)	(9)
Change in restricted cash	348	(1,413)	33
Net cash used in investing activities	147	(2,027)	(330)
Cash flows from financing activities:
Proceeds from long-term loan from a shareholder	1,700
Proceeds from long-term receivables			173
Proceeds from long-term loans from banks, net
Repayments of current maturities of long-term loans			(132)
Repayment of long term loan from shareholders	(529)	(160)	(30)
Short-term bank credit, net	188	3,712
Grants received from OCS	382	179	203
Exercise of options and warrants	116		21
Net cash provided by financing activities from continuing operations	1,857	3,731	235
Effect of exchange rate changes on cash and cash equivalents	7	23	(1)
Increase (decrease) in cash and cash equivalents	257	(137)	23
Cash and cash equivalents at the beginning of the year	850	987	964
Cash and cash equivalents at the end of the year	1,107	850	987
Net cash paid during the year for:
Income taxes	63	7	9
Interest	168	219	240
Non-cash transactions
Transfer of inventory to property, plant and equipment	629		39
Goodwill in respect of Vectop			$ 30